UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2011

Date of reporting period:	July 31, 2011

Item 1. Schedule of Investments:

Putnam Income Fund

The fund's portfolio
7/31/11 (Unaudited)

MORTGAGE-BACKED SECURITIES (37.5%)(a)
		Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049		$4,496,467	$4,528,886
Ser. 07-1, Class A3, 5.449s, 2049		1,996,000	2,092,712
Ser. 07-1, Class XW, IO, 0.308s, 2049		11,323,038	135,328

Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.716s, 2035		22,342,247	73,729
Ser. 04-4, Class XC, IO, 0.437s, 2042		26,779,518	430,106
Ser. 04-5, Class XC, IO, 0.425s, 2041		46,204,689	646,866
Ser. 07-5, Class XW, IO, 0.421s, 2051		22,868,014	381,663
Ser. 05-1, Class XW, IO, 0.078s, 2042		346,084,897	200,037

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.31s, 2032		379,000	407,006
Ser. 07-PW17, Class A3, 5.736s, 2050(F)		9,318,000	9,780,459
FRB Ser. 07-PW16, Class A2, 5.663s, 2040(F)		2,554,930	2,711,998
Ser. 06-PW14, Class A2, 5.123s, 2038		1,755,000	1,767,862
Ser. 04-PR3I, Class X1, IO, 0.266s, 2041		8,428,739	152,156

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class X1, IO, 0.206s, 2038(F)		15,770,244	257,016

Citigroup Commercial Mortgage Trust FRB Ser. 07-C6, Class A3, 5.698s, 2049		3,248,000	3,438,912

Citigroup Commercial Mortgage Trust 144A Ser. 06-C5, Class XC, IO, 0.159s, 2049		91,307,947	1,116,696

Citigroup/Deutsche Bank Commercial Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048		1,208,163	1,217,042
Ser. 07-CD4, Class A2B, 5.205s, 2049		2,040,000	2,072,755

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.368s, 2049		55,126,576	803,745
Ser. 07-CD4, Class XC, IO, 0.128s, 2049		179,927,208	1,583,359

Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031		510,690	534,015
Ser. 98-C2, Class F, 5.44s, 2030		2,632,246	2,726,939

Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-C8, Class XS, IO, 0.186s, 2046		63,670,862	731,839
Ser. 05-LP5, Class XC, IO, 0.176s, 2043		29,049,391	282,319
Ser. 05-C6, Class XC, IO, 0.062s, 2044		51,495,641	299,218

Countrywide Home Loans FRB Ser. 05-HYB4, Class 2A1, 2.74s, 2035		468,145	318,339

Countrywide Home Loans 144A
Ser. 04-R2, Class 1AS, IO, 5.742s, 2034		9,156,605	1,235,923
Ser. 05-R3, Class AS, IO, 5.618s, 2035		593,214	82,450
FRB Ser. 04-R2, Class 1AF1, 0.607s, 2034		9,035,696	7,228,557
FRB Ser. 05-R3, Class AF, 0.587s, 2035		582,914	486,733

Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.207s, 2041		2,834,000	2,929,740
FRB Ser. 07-C4, Class A2, 5.799s, 2039		8,293,681	8,416,633
Ser. 07-C5, Class AAB, 5.62s, 2040		4,243,000	4,486,882
Ser. 07-C2, Class A2, 5.448s, 2049		1,437,634	1,448,167
Ser. 07-C1, Class AAB, 5.336s, 2040		5,218,000	5,522,731
Ser. 06-C5, Class AX, IO, 0.198s, 2039		29,048,132	465,787

Credit Suisse Mortgage Capital Certificates 144A Ser. 07-C2, Class AX, IO, 0.107s, 2049		94,686,454	630,233

CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C2, Class D, 5.575s, 2036		1,550,000	1,561,625
Ser. 03-CPN1, Class E, 4.891s, 2035		1,341,000	1,319,517
Ser. 04-C3, Class A3, 4.302s, 2036		3,396	3,395

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040		2,640,000	2,758,890
FRB Ser. 03-CK2, Class G, 5.744s, 2036		2,345,000	2,352,062
Ser. 03-C3, Class AX, IO, 1.728s, 2038		66,622,301	1,552,679
Ser. 02-CP3, Class AX, IO, 1.401s, 2035		27,944,856	238,839
Ser. 04-C4, Class AX, IO, 0.355s, 2039		6,376,435	144,745

DLJ Commercial Mortgage Corp. 144A
FRB Ser. 98-CG1, Class B4, 7.22s, 2031		3,188,000	3,450,263
Ser. 99-CG2, Class B3, 6.1s, 2032		114,995	114,971
Ser. 99-CG2, Class B4, 6.1s, 2032		2,084,000	2,046,746

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 25.043s, 2037		2,231,608	3,460,990
IFB Ser. 2976, Class LC, 23.736s, 2035		291,447	448,758
IFB Ser. 2979, Class AS, 23.59s, 2034		249,100	348,479
IFB Ser. 3072, Class SB, 22.966s, 2035		1,133,956	1,708,959
IFB Ser. 3249, Class PS, 21.66s, 2036		1,099,616	1,624,338
IFB Ser. 3065, Class DC, 19.301s, 2035		1,171,658	1,625,300
IFB Ser. 2990, Class LB, 16.469s, 2034		1,513,413	1,950,048
IFB Ser. 3835, Class SN, 15.659s, 2041		9,947,034	12,957,503
IFB Ser. 3287, Class SE, IO, 6.514s, 2037		4,290,325	734,375
IFB Ser. 3398, Class SI, IO, 6.464s, 2036		4,365,932	572,679
IFB Ser. 3752, Class JS, IO, 6.414s, 2040		12,267,677	2,202,874
IFB Ser. 3485, Class SI, IO, 6.364s, 2036		1,595,762	277,072
IFB Ser. 3751, Class SB, IO, 5.854s, 2039		20,573,644	3,294,458
IFB Ser. 3852, Class NT, 5.814s, 2041		4,130,882	3,948,297
IFB Ser. 3852, Class TB, 5.814s, 2041		2,809,355	2,694,452
IFB Ser. 3752, Class PS, IO, 5.814s, 2040		9,778,727	1,719,882
IFB Ser. 3725, Class CS, IO, 5.814s, 2040		12,856,323	2,016,129
Ser. 3672, Class PI, IO, 5 1/2s, 2039		7,104,997	1,371,549
Ser. 3645, Class ID, IO, 5s, 2040		483,727	75,940
Ser. 3632, Class CI, IO, 5s, 2038		563,003	90,880
Ser. 3626, Class DI, IO, 5s, 2037		394,442	42,107
Ser. 3623, Class CI, IO, 5s, 2036		355,158	60,248
Ser. 3747, Class HI, IO, 4 1/2s, 2037		2,787,890	413,539
Ser. 3707, Class PI, IO, 4 1/2s, 2025		16,546,922	2,233,504
Ser. 3768, Class MI, IO, 4s, 2035		63,453,061	8,396,598
Ser. 3736, Class QI, IO, 4s, 2034		14,429,246	1,783,928
Ser. 3740, Class KI, IO, 4s, 2033		20,253,792	2,433,898
Ser. 3692, Class KI, IO, 4s, 2024		59,710,456	4,913,215
Ser. 3707, Class HI, IO, 4s, 2023		5,600,229	508,557
Ser. T-56, Class A, IO, 0.524s, 2043		14,976,338	271,446
Ser. T-56, Class 3, IO, 0.471s, 2043		5,214,297	2,444
Ser. T-56, Class 1, IO, 0.292s, 2043		18,146,802	11,342
Ser. T-56, Class 2, IO, 0.119s, 2043		6,249,830	582
Ser. 3369, Class BO, PO, zero %, 2037		80,413	71,314
Ser. 3327, Class IF, IO, zero %, 2037		46,397	261
Ser. 3369, PO, zero %, 2037		17,244	16,284
Ser. 3391, PO, zero %, 2037		168,761	139,231
Ser. 3300, PO, zero %, 2037		1,384,598	1,232,532
Ser. 3206, Class EO, PO, zero %, 2036		55,834	47,716
Ser. 3175, Class MO, PO, zero %, 2036		171,991	146,702
Ser. 3210, PO, zero %, 2036		45,460	39,590
FRB Ser. 3326, Class YF, zero %, 2037		73,416	64,239
FRB Ser. 3147, Class SF, zero %, 2036		237,181	213,330
FRB Ser. 3117, Class AF, zero %, 2036		58,437	54,346
FRB Ser. 3326, Class WF, zero %, 2035		159,007	131,120
FRB Ser. 3033, Class YF, zero %, 2035		1,847	1,819
FRB Ser. 3036, Class AS, zero %, 2035		75,964	58,729
FRB Ser. 3003, Class XF, zero %, 2035		96,505	94,828

Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.862s, 2037		1,058,583	2,184,366
IFB Ser. 06-62, Class PS, 38.777s, 2036		2,262,223	4,111,855
IFB Ser. 06-8, Class HP, 23.88s, 2036		1,151,141	1,720,634
IFB Ser. 05-45, Class DA, 23.733s, 2035		2,324,202	3,563,746
IFB Ser. 05-122, Class SE, 22.445s, 2035		2,159,963	3,137,710
IFB Ser. 05-75, Class GS, 19.688s, 2035		991,397	1,386,451
IFB Ser. 05-106, Class JC, 19.543s, 2035		1,098,053	1,545,631
IFB Ser. 05-83, Class QP, 16.907s, 2034		267,776	361,249
IFB Ser. 11-4, Class CS, 12.526s, 2040		3,181,371	3,638,591
IFB Ser. 11-27, Class AS, IO, 6.293s, 2041		19,870,407	3,622,971
IFB Ser. 10-35, Class SG, IO, 6.213s, 2040		42,403,281	8,667,231
IFB Ser. 10-134, Class SD, IO, 5.813s, 2040		11,964,292	2,253,351
Ser. 10-67, Class BI, IO, 5 1/2s, 2025		13,169,891	1,692,845
Ser. 10-100, Class AI, IO, 4 1/2s, 2025		29,614,311	2,921,730
Ser. 03-W10, Class 1, IO, 1.492s, 2043		12,564,641	565,409
Ser. 01-50, Class B1, IO, 0.421s, 2041		1,225,376	15,317
Ser. 03-34, Class P1, PO, zero %, 2043		302,186	228,150
Ser. 07-64, Class LO, PO, zero %, 2037		289,868	258,400
Ser. 07-14, Class KO, PO, zero %, 2037		629,429	533,850
Ser. 06-125, Class OX, PO, zero %, 2037		173,812	152,833
Ser. 06-84, Class OT, PO, zero %, 2036		111,792	99,276
Ser. 06-46, Class OC, PO, zero %, 2036		95,000	81,750
Ser. 04-61, Class CO, PO, zero %, 2031		339,071	337,660
FRB Ser. 06-104, Class EK, zero %, 2036		28,399	26,949
FRB Ser. 06-1, Class HF, zero %, 2032		10,992	10,998
IFB Ser. 06-48, Class FG, zero %, 2036		102,370	93,401

First Union National Bank-Bank of America Commercial Mortgage 144A Ser. 01-C1, Class 3, IO, 1.301s, 2033		4,349,465	187

First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029		2,112,000	2,238,308
Ser. 97-C2, Class G, 7 1/2s, 2029		696,000	746,200

GE Capital Commercial Mortgage Corp. 144A
Ser. 03-C2, Class D, 5.326s, 2037		3,092,000	3,205,001
Ser. 05-C2, Class XC, IO, 0.128s, 2043		51,147,539	404,066
Ser. 07-C1, Class XC, IO, 0.083s, 2049		132,797,001	676,919
Ser. 05-C3, Class XC, IO, 0.074s, 2045		325,193,527	1,628,579

GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.231s, 2029		3,984,580	134,631
Ser. 05-C1, Class X1, IO, 0.251s, 2043		35,946,898	508,070

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 99-C3, Class G, 6.974s, 2036		163,071	148,395

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.7s, 2041		17,765,536	26,272,740
IFB Ser. 10-158, Class SD, 14.441s, 2040		2,780,250	3,333,381
IFB Ser. 11-70, Class WS, 9.328s, 2040		11,858,000	11,624,279
IFB Ser. 11-56, Class MS, 6.89s, 2041		5,975,325	6,022,769
IFB Ser. 11-56, Class SG, 6.89s, 2041		3,325,679	3,358,603
IFB Ser. 11-61, Class CS, IO, 6.494s, 2035		30,337,961	5,627,146
IFB Ser. 10-85, Class AS, IO, 6.464s, 2039		7,550,835	1,406,343
IFB Ser. 10-31, Class PS, IO, 6.364s, 2038		13,355,918	2,516,255
IFB Ser. 11-40, Class AS, IO, 5.934s, 2036		8,229,495	1,338,116
IFB Ser. 10-85, Class SN, IO, 5.754s, 2040		38,460,171	7,086,287
IFB Ser. 11-70, Class SM, IO, 5.704s, 2041		5,789,000	1,487,020
IFB Ser. 11-70, Class WI, IO, 4.664s, 2040		11,858,000	2,115,467
IFB Ser. 11-70, Class YI, IO, 0.15s, 2040		15,722,313	92,919
Ser. 11-70, PO, zero %, 2041		41,030,589	30,677,340
Ser. 10-151, Class KO, PO, zero %, 2037		1,673,430	1,468,736
Ser. 06-36, Class OD, PO, zero %, 2036		116,515	108,116
Ser. 99-31, Class MP, PO, zero %, 2029		43,215	38,029
FRB Ser. 07-35, Class UF, zero %, 2037		30,235	28,790

Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039		6,469,446	6,543,784
Ser. 05-GG5, Class A2, 5.117s, 2037		752,045	757,119

Greenwich Capital Commercial Funding Corp. 144A
Ser. 03-C1, Class G, 4.773s, 2035		1,618,000	1,592,374
Ser. 05-GG3, Class XC, IO, 0.412s, 2042		90,048,955	1,302,585

GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2, 5.506s, 2038		2,766,329	2,807,824

GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030		726,467	733,732
Ser. 04-C1, Class X1, IO, 0.974s, 2028		873,754	87
Ser. 03-C1, Class X1, IO, 0.841s, 2040		15,320,675	127,416
Ser. 06-GG6, Class XC, IO, 0.093s, 2038		116,127,307	223,057

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.569s, 2035		766,450	109,219
IFB Ser. 04-4, Class 1AS, IO, 5.384s, 2034		311,231	45,786
FRB Ser. 04-4, Class 1AF, 0.587s, 2034		311,231	248,985
FRB Ser. 05-RP1, Class 1AF, 0.537s, 2035		766,450	613,160

JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029		364,007	377,657
FRB Ser. 07-LD12, Class A3, 5.987s, 2051		25,166,000	26,727,462
Ser. 07-C1, Class ASB, 5.857s, 2051		1,811,000	1,943,621
FRB Ser. 07-LD11, Class A3, 5.817s, 2049		2,929,000	3,110,348
Ser. 06-LDP9, Class A2S, 5.298s, 2047(F)		7,839,000	7,944,179
Ser. 06-LDP8, Class A2, 5.289s, 2045		1,509,977	1,511,808
Ser. 06-LDP8, Class X, IO, 0.563s, 2045		61,822,539	1,320,882
Ser. 07-LDPX, Class X, IO, 0.338s, 2049		42,284,452	501,028
Ser. 06-CB16, Class X1, IO, 0.155s, 2045		31,421,456	402,195

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032		271,838	271,374
FRB Ser. 01-C1, Class H, 5.626s, 2035(F)		1,599,000	1,559,555
Ser. 03-ML1A, Class X1, IO, 1.294s, 2039		36,726,921	611,162
Ser. 05-LDP2, Class X1, IO, 0.312s, 2042		145,370,574	2,153,825
Ser. 07-CB20, Class X1, IO, 0.143s, 2051		74,529,170	811,332
Ser. 05-CB12, Class X1, IO, 0.085s, 2037		32,510,873	258,286
Ser. 06-LDP6, Class X1, IO, 0.056s, 2043		60,913,176	219,287

LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031		556,463	564,810
Ser. 99-C1, Class G, 6.41s, 2031		601,777	568,679
FRB Ser. 07-C3, Class A2FL, 5.84s, 2044		5,296,000	5,398,470
Ser. 98-C4, Class G, 5.6s, 2035		474,000	498,411
Ser. 98-C4, Class H, 5.6s, 2035		808,000	862,857

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2040		6,405,305	6,579,515
Ser. 07-C7, Class A2, 5.588s, 2045		3,486,000	3,556,085
Ser. 06-C6, Class AM, 5.413s, 2039(F)		4,078,000	4,175,120
Ser. 03-C5, Class F, 4.843s, 2037		2,504,000	2,403,840
Ser. 07-C2, Class XW, IO, 0.557s, 2040		8,977,625	188,136

LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.758s, 2037		10,239,774	132,371
Ser. 06-C7, Class XW, IO, 0.714s, 2038		47,254,271	1,170,332
Ser. 05-C3, Class XCL, IO, 0.41s, 2040		129,025,969	2,380,503
Ser. 06-C7, Class XCL, IO, 0.322s, 2038		73,345,059	1,120,155
Ser. 05-C2, Class XCL, IO, 0.28s, 2040		162,525,826	1,267,133
Ser. 07-C2, Class XCL, IO, 0.205s, 2040		208,365,841	2,477,220
Ser. 05-C5, Class XCL, IO, 0.171s, 2040		97,185,061	1,449,933
Ser. 06-C1, Class XCL, IO, 0 1/8s, 2041		131,533,597	1,356,374
Ser. 05-C7, Class XCL, IO, 0.105s, 2040		139,605,861	778,735

Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1, 0.807s, 2027		3,467,996	2,881,829

Merrill Lynch Floating Trust 144A FRB Ser. 06-1, Class TM, 0.687s, 2022		457,443	439,146

Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.83s, 2030		496,000	528,327
FRB Ser. 97-C2, Class F, 6 1/4s, 2029		1,730,176	1,825,239
Ser. 96-C2, Class JS, IO, 2.394s, 2028(F)		322,257	8,867

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.827s, 2050		1,837,000	1,962,203
Ser. 05-MCP1, Class XC, IO, 0.19s, 2043		41,113,938	448,142

Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2, Class XC, IO, 0.383s, 2039		8,895,361	180,440

Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.967s, 2049		3,281,000	3,605,961
Ser. 07-7, Class ASB, 5.744s, 2050		2,703,000	2,852,023
Ser. 07-5, Class A3, 5.364s, 2048		1,919,000	1,970,981
Ser. 07-6, Class A2, 5.331s, 2051		3,115,000	3,154,019
Ser. 2006-3, Class A2, 5.291s, 2046		3,393,930	3,392,916
FRB Ser. 06-4, Class A2FL, 0.306s, 2049		3,583,160	3,362,571

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.195s, 2037		3,034,694	182,082
Ser. 06-C4, Class X, IO, 5.572s, 2045		6,713,405	335,670
Ser. 05-C3, Class X, IO, 5 1/2s, 2044		2,011,965	120,718

Morgan Stanley Capital I
FRB Ser. 06-T23, Class A2, 5.752s, 2041(F)		1,763,921	1,885,157
Ser. 07-HQ13, Class A2, 5.649s, 2044		5,721,000	5,881,567
Ser. 07-IQ14, Class A2, 5.61s, 2049		4,663,477	4,753,225
FRB Ser. 07-HQ12, Class A2, 5.592s, 2049		2,636,946	2,692,245
Ser. 06-T21, Class A2, 5.09s, 2052		1,309,680	1,311,383
FRB Ser. 07-HQ12, Class A2FL, 0.437s, 2049		1,078,792	963,470

Morgan Stanley Capital I 144A Ser. 05-HQ5, Class X1, IO, 0.112s, 2042(F)		14,723,665	73,716

Morgan Stanley Dean Witter Capital I Ser. 03-HQ2, Class C, 5.15s, 2035		2,146,000	2,165,614

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 10.236s, 2043		430,286	451,310

PNC Mortgage Acceptance Corp. 144A Ser. 00-C1, Class J, 6 5/8s, 2033		189,000	7,560

Salomon Brothers Mortgage Securities VII 144A Ser. 02-KEY2, Class X1, IO, 1.861s, 2036		15,928,252	165,654

Structured Adjustable Rate Mortgage Loan Trust FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		6,155,130	3,908,508

Structured Adjustable Rate Mortgage Loan Trust 144A Ser. 04-NP2, Class A, 0.537s, 2034		314,120	242,658

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 6.029s, 2045		35,494,362	4,969,211
Ser. 07-4, Class 1A4, IO, 1s, 2045		47,977,482	1,949,085

Structured Asset Securities Corp. 144A FRB Ser. 05-RF2, Class A, 0.537s, 2035		3,632,375	2,760,605

TIAA Seasoned Commercial Mortgage Trust FRB Ser. 07-C4, Class AJ, 5.978s, 2039(F)		5,921,000	5,900,082

Vericrest Opportunity Loan Transferee 144A Ser. 10-NPL1, Class M, 6s, 2039		3,240,851	3,224,647

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.738s, 2049		3,903,471	4,026,235
Ser. 06-C27, Class A2, 5.624s, 2045		332,946	332,618
Ser. 2006-C28, Class A2, 5 1/2s, 2048		7,977,778	7,995,897
Ser. 07-C30, Class APB, 5.294s, 2043		2,272,000	2,406,750
Ser. 07-C30, Class A3, 5.246s, 2043		2,703,000	2,752,988
Ser. 05-C17, Class AJ, 5.224s, 2042		1,395,000	1,379,934
Ser. 07-C34, IO, 0.379s, 2046		18,452,934	286,390
Ser. 06-C29, IO, 0.37s, 2048		218,507,308	3,251,389

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.487s, 2018		574,000	344,400
Ser. 03-C3, Class IOI, IO, 1.062s, 2035		15,282,831	186,296
Ser. 05-C18, Class XC, IO, 0.104s, 2042		25,390,568	202,109
Ser. 06-C26, Class XC, IO, 0.048s, 2045		11,505,353	34,401
Ser. 06-C23, Class XC, IO, 0.048s, 2045		157,197,271	686,952

WAMU Commercial Mortgage Securities Trust 144A Ser. 05-C1A, Class G, 5.72s, 2036		129,000	64,500

Total mortgage-backed securities (cost $466,070,611)			$507,445,525

CORPORATE BONDS AND NOTES (26.0%)(a)
		Principal amount	Value

Basic materials (2.1%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9 3/8s, 2019		$835,000	$1,084,725

ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)		935,000	1,216,102

ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)		1,575,000	1,651,408

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)		835,000	885,100

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2018		1,210,000	1,380,913

Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s, 2019		505,000	667,152

Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes 8 3/8s, 2017 (Indonesia)		3,082,000	3,351,675

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029		470,000	565,399

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020		2,120,000	2,242,621

International Paper Co. sr. unsec. notes 9 3/8s, 2019		958,000	1,268,746

International Paper Co. sr. unsec. notes 8.7s, 2038		510,000	665,331

International Paper Co. sr. unsec. notes 7.95s, 2018		1,400,000	1,721,240

International Paper Co. sr. unsec. unsub. notes 7.3s, 2039		900,000	1,034,220

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)		650,000	885,698

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 5.2s, 2040 (Australia)		2,475,000	2,536,197

Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		1,815,000	2,298,311

Sealed Air Corp. sr. notes 7 7/8s, 2017		725,000	788,527

Sealed Air Corp. 144A notes 5 5/8s, 2013		678,000	712,601

Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		164,000	208,690

Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		245,000	294,000

Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)		76,000	92,629

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018		1,080,000	1,211,515

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096		135,000	152,064

Xstrata Finance Canada, Ltd. 144A company guaranty 5.8s, 2016 (Canada)		610,000	686,877

			27,601,741
Capital goods (0.4%)

Allied Waste North America, Inc. company guaranty sr. unsec. notes 6 7/8s, 2017		850,000	919,063

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		1,393,000	1,831,965

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038		435,000	519,315

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041		595,000	619,567

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018		720,000	743,676

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019		660,000	740,987

United Technologies Corp. sr. unsec. notes 5.7s, 2040		100,000	111,943

			5,486,516
Communication services (2.7%)

American Tower Corp. sr. unsec. notes 7 1/4s, 2019		1,560,000	1,855,519

American Tower Corp. sr. unsec. notes 7s, 2017		1,210,000	1,426,540

AT&T, Inc. company guaranty sr. unsec. unsub. notes 5.35s, 2040		1,140,000	1,135,446

AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		1,160,000	1,330,489

AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		645,000	715,645

Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		1,570,000	2,017,794

CenturyLink, Inc. sr. unsec. debs. bonds Ser. G, 6 7/8s, 2028		2,025,000	1,958,817

CenturyLink, Inc. sr. unsec. unsub. notes Ser. P, 7.6s, 2039		855,000	862,146

Comcast Cable Communications company guaranty sr. unsub. notes 8 7/8s, 2017		785,000	1,018,061

Comcast Cable Holdings LLC debs. 9.8s, 2012		75,000	78,336

Cox Communications, Inc. 144A bonds 8 3/8s, 2039		470,000	643,848

Cox Communications, Inc. 144A notes 5 7/8s, 2016		390,000	450,033

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		1,915,000	1,976,156

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 6.35s, 2040		805,000	877,510

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. notes 5s, 2021		30,000	32,015

DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2019		1,670,000	1,904,438

France Telecom notes 8 1/2s, 2031 (France)		340,000	476,924

Frontier Communications Corp. sr. unsec. notes 8 1/2s, 2020		800,000	878,000

Frontier Communications Corp. sr. unsec. notes 7 7/8s, 2015		215,000	233,813

NBC Universal, Inc. 144A notes 6.4s, 2040		845,000	938,547

Rogers Communications, Inc. company guaranty notes 6.8s, 2018 (Canada)		610,000	734,315

Rogers Communications, Inc. sec. notes 6 3/8s, 2014 (Canada)		1,000,000	1,130,959

SBA Tower Trust 144A company guaranty asset backed notes 5.101s, 2017		2,425,000	2,554,943

TCI Communications, Inc. company guaranty 7 7/8s, 2026		2,435,000	3,174,889

Telecom Italia Capital SA company guaranty sr. unsec. unsub. notes 6.999s, 2018 (Italy)		485,000	511,152

Telefonica Emisones SAU company guaranty 6.221s, 2017 (Spain)		345,000	378,566

Telefonica Emisones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)		1,500,000	1,504,275

Time Warner Cable, Inc. company guaranty sr. notes 7.3s, 2038		1,165,000	1,392,775

Time Warner Cable, Inc. company guaranty sr. unsec. 6 3/4s, 2018		355,000	423,943

Time Warner Cable, Inc. company guaranty sr. unsec. notes 7 1/2s, 2014		345,000	398,692

Time Warner Cable, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2039		350,000	401,138

Verizon Communications, Inc. sr. unsec. notes 7.35s, 2039		424,000	537,864

Verizon Communications, Inc. sr. unsec. unsub. notes 8 3/4s, 2018		856,000	1,147,471

Verizon New Jersey, Inc. debs. 8s, 2022		640,000	789,697

Verizon Pennsylvania, Inc. debs. 8.35s, 2030		795,000	994,763

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013		219,000	231,848

			37,117,367
Consumer cyclicals (2.3%)

Advance Auto Parts, Inc. company guaranty sr. unsec. notes 5 3/4s, 2020		1,095,000	1,186,950

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018		645,000	693,375

CBS Corp. company guaranty sr. unsec. notes 7 7/8s, 2030		2,400,000	2,931,761

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5.7s, 2020		1,195,000	1,246,423

DISH DBS Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		1,635,000	1,688,138

DR Horton, Inc. sr. notes 7 7/8s, 2011		415,000	415,000

Expedia, Inc. company guaranty sr. unsec. notes 7.456s, 2018		1,005,000	1,118,063

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		1,550,000	1,549,636

Expedia, Inc. 144A company guaranty sr. notes 8 1/2s, 2016		2,180,000	2,373,475

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018		950,000	955,173

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5 3/4s, 2021		740,000	755,857

FUEL Trust 144A company guaranty asset backed notes 4.207s, 2016		2,760,000	2,805,664

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2016		1,769,000	1,795,535

Limited Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		840,000	869,400

News America Holdings, Inc. company guaranty 7 3/4s, 2024		870,000	1,049,021

News America Holdings, Inc. debs. 7 3/4s, 2045		790,000	908,283

Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020		1,060,000	1,086,541

Owens Corning company guaranty sr. unsec. notes 9s, 2019		672,000	809,760

QVC Inc. 144A sr. notes 7 1/8s, 2017		535,000	573,788

Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018		799,000	729,088

Time Warner Entertainment Co., LP debs. 8 3/8s, 2023		1,450,000	1,900,822

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032		1,850,000	2,315,749

Time Warner, Inc. company guaranty sr. unsec. notes 4.7s, 2021		365,000	382,150

Time Warner, Inc. debs. 9.15s, 2023		675,000	935,524

			31,075,176
Consumer staples (2.3%)

Altria Group, Inc. company guaranty sr. unsec. notes 9.7s, 2018		910,000	1,226,561

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019		1,735,000	2,315,429

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		2,013,000	2,934,521

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019		252,000	328,377

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)		1,430,000	1,496,904

Campbell Soup Co. debs. 8 7/8s, 2021		715,000	990,140

CVS Caremark Corp. sr. unsec. unsub. notes 6.6s, 2019		1,310,000	1,576,957

CVS Pass-Through Trust 144A company guaranty notes 7.507s, 2032		2,256,431	2,679,963

Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s, 2037		2,270,000	2,615,190

Diageo Investment Corp. company guaranty 8s, 2022 (Canada)		675,000	894,317

Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012		1,735,000	1,758,548

General Mills, Inc. sr. unsec. notes 5.65s, 2019		190,000	220,593

H.J. Heinz Finance Co. 144A company guaranty 7 1/8s, 2039		85,000	105,083

Kraft Foods, Inc. sr. unsec. notes 5 3/8s, 2020		590,000	663,247

Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		3,905,000	4,533,676

Kroger Co. company guaranty 6 3/4s, 2012		5,000	5,205

Kroger Co. company guaranty 6.4s, 2017		605,000	724,088

Kroger Co. sr. notes 6.15s, 2020		200,000	235,989

McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038		680,000	830,070

McDonald's Corp. sr. unsec. bond 6.3s, 2037		530,000	647,925

McDonald's Corp. sr. unsec. notes 5.7s, 2039		775,000	868,476

Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011		555,000	556,388

Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		675,000	804,938

WPP Finance UK company guaranty sr. unsec. notes 8s, 2014 (United Kingdom)		1,370,000	1,604,417

			30,617,002
Energy (1.7%)

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019		856,000	881,680

Anadarko Finance Co. company guaranty sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031		2,880,000	3,455,738

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4.742s, 2021 (United Kingdom)		1,860,000	2,021,219

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)		620,000	663,040

Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013		835,000	912,238

Chesapeake Midstream Partners LP/CHKM Finance Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		602,000	600,495

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020		750,000	850,313

EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019		340,000	394,048

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		885,000	1,099,220

Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012		195,000	203,538

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040		895,000	1,079,975

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016		550,000	567,875

Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s, 2014		319,000	323,785

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041		1,095,000	1,170,965

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020		740,000	799,200

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040		2,160,000	2,748,600

Ras Laffan Liquefied Natural Gas Co., Ltd. 144A company guaranty sr. notes 5 1/2s, 2014 (Qatar)		1,015,000	1,117,769

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		1,320,000	1,369,621

Weatherford Bermuda company guaranty sr. unsec. notes 9 5/8s, 2019 (Switzerland)		1,125,000	1,506,008

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.8s, 2037		205,000	231,762

Weatherford International, Inc. company guaranty sr. unsec. unsub. notes 6.35s, 2017		240,000	277,671

Weatherford International, Ltd. company guaranty 6 1/2s, 2036 (Switzerland)		470,000	514,650

Weatherford International, Ltd. sr. notes 5 1/2s, 2016 (Switzerland)		390,000	435,078

			23,224,488
Financials (9.3%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039		1,395,000	1,507,387

Aflac, Inc. sr. unsec. notes 6.45s, 2040		990,000	1,027,422

American Express Bank FSB notes Ser. BKN1, 5.55s, 2012		995,000	1,046,704

American Express Bank FSB sr. unsec. FRN Ser. BKNT, 0.486s, 2017		1,035,000	981,884

American Express Co. sr. unsec. notes 8 1/8s, 2019		1,450,000	1,861,391

American International Group, Inc. jr. sub. bonds FRB 8.175s, 2058		210,000	228,900

American International Group, Inc. sr. unsec. Ser. MTN, 5.85s, 2018		2,440,000	2,586,890

AON Corp. jr. unsec. sub. notes 8.205s, 2027		3,255,000	3,788,885

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034		1,485,000	1,514,676

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)		2,665,000	2,709,551

Bank of America Corp. sub. notes 7 3/4s, 2015		1,465,000	1,677,240

Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017		905,000	934,730

Barclays Bank PLC 144A sub. notes 10.179s, 2021 (United Kingdom)		3,331,000	4,130,440

Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017 (United Kingdom)		2,815,000	2,942,835

Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017		1,020,000	1,183,992

Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s, 2018		1,685,000	2,027,207

Bosphorus Financial Services, Ltd. 144A sr. notes FRN 2.061s, 2012		336,375	335,148

Capital One Bank USA NA sub. notes 8.8s, 2019		1,050,000	1,319,672

Citigroup, Inc. sr. unsec. sub. FRN 0.522s, 2016		1,961,000	1,780,853

Citigroup, Inc. sub. notes 5s, 2014		1,156,000	1,216,866

CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s, 2021		580,000	617,608

Commonwealth Bank of Australia 144A sr. unsec. notes 5s, 2019 (Australia)		510,000	543,013

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)		100,000	105,714

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017		466,000	505,610

Countrywide Financial Corp. FRN Ser. MTN, 0.709s, 2012		1,090,000	1,087,406

Developers Diversified Realty Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		910,000	1,076,856

Duke Realty LP sr. unsec. notes 6 1/2s, 2018(R)		390,000	439,439

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)		64,000	68,847

Erac USA Finance, LLC 144A sr. notes 4 1/2s, 2021		2,235,000	2,283,388

FIA Card Services, NA sub. notes Ser. BKNT, 7 1/8s, 2012		1,695,000	1,804,205

GATX Financial Corp. notes 5.8s, 2016		455,000	506,459

General Electric Capital Corp. sr. unsec. 5 5/8s, 2018		2,405,000	2,684,574

General Electric Capital Corp. sr. unsec. FRN Ser. MTN, 0.466s, 2016		895,000	854,457

General Electric Capital Corp. sr. unsec. notes Ser. MTN, 6 7/8s, 2039		370,000	428,883

Genworth Financial, Inc. sr. unsec. unsub. notes 7 5/8s, 2021		3,230,000	3,084,650

Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018		595,000	655,488

Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		940,000	1,106,308

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		2,510,000	2,525,580

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040		3,655,000	3,842,860

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)		2,520,000	1,871,445

Highwood Realty LP sr. unsec. bonds 5.85s, 2017(R)		835,000	924,453

HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United Kingdom)		3,945,000	4,098,354

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016		670,000	695,125

ING Bank NV 144A sr. unsec. notes FRN 1.297s, 2013 (Netherlands)		2,160,000	2,160,138

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019		895,000	883,813

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017		404,000	455,036

JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017		1,311,000	1,479,066

Liberty Mutual Group, Inc. 144A notes 6 1/2s, 2035		1,715,000	1,691,031

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 6 3/8s, 2021 (United Kingdom)		520,000	547,305

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)		5,420,000	5,374,418

Loews Corp. notes 5 1/4s, 2016		385,000	427,899

Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s, 2021 (Australia)		2,880,000	2,973,462

Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s, 2012		320,000	329,839

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039		2,305,000	3,270,696

Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038		1,535,000	1,679,701

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014		715,000	783,311

Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016		970,000	1,053,877

MPT Operating Partnership LP/MPT Finance Corp. 144A company guaranty sr. notes 6 7/8s, 2021(R)		1,090,000	1,068,200

Nationwide Financial Services notes 5 5/8s, 2015		500,000	542,329

Nationwide Health Properties, Inc. unsec. notes 6 1/4s, 2013(R)		660,000	700,506

Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039		85,000	107,528

Nordea Bank AB 144A sub. notes 4 7/8s, 2021 (Sweden)		5,160,000	5,069,922

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)		2,224,000	2,262,920

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		1,010,000	970,693

OneBeacon US Holdings, Inc. company guaranty sr. unsec. notes 5 7/8s, 2013		377,000	394,097

Pacific LifeCorp 144A sr. notes 6s, 2020		1,575,000	1,722,556

Prudential Financial, Inc. sr. notes 7 3/8s, 2019		340,000	412,090

Prudential Financial, Inc. sr. notes 6.2s, 2015		300,000	338,074

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040		1,135,000	1,285,050

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTNB, 5.1s, 2014		575,000	634,530

Prudential Holdings LLC sr. notes FRN Ser. AGM, 1.122s, 2017		160,000	151,823

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 6.4s, 2019 (United Kingdom)		360,000	373,848

Santander Issuances S.A. Unipersonal 144A bank guaranty unsec. sub. notes 5.911s, 2016 (Spain)		2,600,000	2,685,615

Simon Property Group LP sr. unsec. notes 6 1/8s, 2018(R)		805,000	920,022

Simon Property Group LP sr. unsec. unsub. notes 10.35s, 2019(R)		626,000	882,307

Simon Property Group LP sr. unsec. unsub. notes 5.65s, 2020(R)		1,278,000	1,432,987

Societe Generale SA 144A jr. unsec. sub. bonds FRB 0.996s, 2017 (France)		1,090,000	766,019

Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020(R)		645,000	730,405

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 5.6s, 2019		985,000	1,069,968

Teachers Insurance & Annuity Association of America 144A notes 6.85s, 2039		1,555,000	1,837,755

Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015(R)		1,180,000	1,239,706

Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017		1,880,000	2,130,687

WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2019		1,875,000	2,171,415

WEA Finance, LLC 144A company guaranty sr. notes 7 1/8s, 2018		1,070,000	1,264,531

Wells Fargo Bank NA unsec. sub. notes 4 3/4s, 2015		345,000	371,121

Wells Fargo Bank NA unsec. sub. notes FRN 0.471s, 2016		1,180,000	1,106,611

Willis Group Holdings Ltd. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021 (United Kingdom)		750,000	781,840

Willis Group North America, Inc. company guaranty 6.2s, 2017		510,000	565,742

			125,713,884
Health care (0.4%)

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		1,660,000	1,992,420

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021		1,655,000	1,634,313

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 6.95s, 2037		1,045,000	1,229,089

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020		244,000	259,684

UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036		120,000	126,706

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017(R)		390,000	417,446

WellPoint, Inc. notes 7s, 2019		225,000	274,996

			5,934,654
Technology (0.5%)

Brocade Communications Systems, Inc. company guaranty sr. notes 6 7/8s, 2020		955,000	1,037,369

Brocade Communications Systems, Inc. company guaranty sr. notes 6 5/8s, 2018		230,000	243,800

Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018		822,000	897,785

Dell, Inc. sr. unsec. notes 5 7/8s, 2019		145,000	166,850

KLA-Tencor Corp. sr. unsec. notes 6.9s, 2018		2,590,000	2,979,909

Lexmark International Inc, sr. unsec. notes 5.9s, 2013		855,000	912,868

Xerox Corp. sr. unsec. notes 4 1/2s, 2021		1,115,000	1,148,504

			7,387,085
Transportation (0.6%)

American Airlines, Inc. pass-through certificates Ser. 01-2, 7.858s, 2011		290,000	292,175

Burlington Northern Santa Fe Corp. sr. unsec. notes 5 3/4s, 2018		365,000	421,667

Burlington Northern Santa Fe Corp. sr. unsec. notes 4.7s, 2019		693,000	754,895

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		1,520,000	1,580,183

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018		962,898	1,021,875

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017		480,222	509,035

Norfolk Southern Corp. sr. unsec. notes 6s, 2111		1,115,000	1,159,781

Northwest Airlines Corp. pass-through certificates Ser. 00-1, 7.15s, 2019		1,138,297	1,139,777

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022		218,926	236,987

Union Pacific Corp. 144A pass-through certificates 5.214s, 2014		390,000	427,161

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022		485,242	486,455

			8,029,991
Utilities and power (3.7%)

AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013		515,000	547,379

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035		580,000	605,680

Atmos Energy Corp. sr. unsub. notes 6.35s, 2017		765,000	900,175

Beaver Valley Funding Corp. sr. bonds 9s, 2017		530,000	576,958

Boardwalk Pipelines LP company guaranty 5 7/8s, 2016		980,000	1,115,206

Bruce Mansfield Unit pass-through certificates 6.85s, 2034		1,924,854	2,122,081

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019		2,280,000	2,829,747

CMS Energy Corp. sr. unsec. unsub. notes FRN 1.199s, 2013		625,000	618,750

Commonwealth Edison Co. 1st mtge. 6.15s, 2017		250,000	295,871

Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s, 2033		480,000	523,800

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020		775,000	840,876

Dominion Resources, Inc. sr. unsec. unsub. notes Ser. 07-A, 6s, 2017		2,460,000	2,899,555

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)		1,940,000	1,730,757

El Paso Natural Gas Co. sr. unsec. unsub. bonds 8 3/8s, 2032		830,000	1,079,749

Electricite de France 144A notes 6.95s, 2039 (France)		970,000	1,187,724

Electricite de France 144A sr. notes 4.6s, 2020 (France)		255,000	272,478

Enel Finance Intl. SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Luxembourg)		695,000	693,937

Energy Transfer Partners LP sr. unsec. unsub. notes 6.05s, 2041		2,390,000	2,390,595

Energy Transfer Partners LP sr. unsec. unsub. notes 4.65s, 2021		805,000	804,734

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.95s, 2041		1,260,000	1,314,259

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.2s, 2016		1,770,000	1,830,875

FirstEnergy Corp. notes Ser. B, 6.45s, 2011		7,000	7,108

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036		510,000	534,232

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016		600,000	668,953

ITC Holdings Corp. 144A notes 5 7/8s, 2016		890,000	1,031,312

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		330,000	374,329

Kansas Gas & Electric bonds 5.647s, 2021		652,662	704,836

KCP&L Greater Missouri Operations Co. sr. unsec. unsub. notes 11 7/8s, 2012		1,525,000	1,672,721

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036		1,000,000	1,132,628

MidAmerican Energy Holdings Co. sr. unsec. bond 6 1/2s, 2037		410,000	483,218

MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029		360,000	426,514

NGPL PipeCo, LLC 144A sr. unsec. notes 7.119s, 2017		1,200,000	1,364,540

NiSource Finance Corp. company guaranty sr. unsec. notes 10 3/4s, 2016		795,000	1,050,348

NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017		466,000	479,014

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038		295,000	342,656

Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037		785,000	857,242

PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037		460,000	549,736

Potomac Edison Co. 144A 1st mtge. 5.8s, 2016		885,000	1,013,164

Power Receivable Finance, LLC 144A sr. notes 6.29s, 2012		823,326	824,050

PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015		515,000	562,274

PPL WEM Holdings PLC 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)		3,220,000	3,392,444

Spectra Energy Capital, LLC company guaranty sr. unsec. notes 5.65s, 2020		240,000	264,202

Spectra Energy Capital, LLC company guaranty sr. unsec. unsub. notes 6.2s, 2018		135,000	155,957

Spectra Energy Capital, LLC sr. notes 8s, 2019		650,000	818,857

Teco Finance, Inc. company guaranty sr. unsec. unsub. notes 6.572s, 2017		340,000	403,811

Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s, 2019		2,870,000	3,757,105

Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019		560,000	673,751

West Penn Power Co. 144A 1st mtge. 5.95s, 2017		830,000	966,292

			49,692,480

Total corporate bonds and notes (cost $327,755,075)			$351,880,384

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (17.3%)(a)
		Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3 1/2s, January 1, 2041		$43,862	$42,899

Federal National Mortgage Association Pass-Through Certificates
7s, January 1, 2017		9,827	10,576
4 1/2s, TBA, August 1, 2041		213,000,000	222,352,021
4s, TBA, August 1, 2041		11,000,000	11,175,313
3 1/2s, March 1, 2041		162,199	158,829

Total U.S. government agency mortgage obligations (cost $232,088,773)			$233,739,638

U.S. TREASURY OBLIGATIONS (0.7%)(a)
		Principal amount	Value

U.S. Treasury Inflation Protected Securities

1 3/8s July 15, 2018(i)		$2,861,060	$3,198,493

1/8s April 15, 2015(i)		3,555,238	3,716,646

U.S. Treasury Notes

7/8s February 29, 2012(i)		437,000	440,195

5/8s, July 31, 2012(i)		2,211,000	2,225,195

2 5/8s, November 15, 2020(SEGSF)		416,000	412,620

Total U.S. treasury obligations (cost $9,971,124)			$9,993,149

ASSET-BACKED SECURITIES (9.0%)(a)
		Principal amount	Value

Aames Mortgage Investment Trust FRB Ser. 06-1, Class A3, 0.347s, 2036		$7,152,974	$4,917,670

Ace Securities Corp. FRB Ser. 06-HE3, Class A2C, 0.337s, 2036		973,000	416,226

Bombardier Capital Mortgage Securitization Corp. Ser. 99-A, Class A4, 6.475s, 2025		3,423,500	3,383,750

Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		3,577,750	2,897,977
Ser. 00-5, Class A6, 7.96s, 2032		1,876,245	1,519,758
Ser. 02-1, Class M1F, 7.954s, 2033		2,468,000	2,731,564
Ser. 01-1, Class A5, 7.49s, 2031		5,228,532	5,338,007
Ser. 01-4, Class A4, 7.36s, 2033		2,577,985	2,713,329
Ser. 00-6, Class A5, 7.27s, 2031		5,225,445	5,487,763
FRB Ser. 02-1, Class M1A, 2.236s, 2033		3,400,000	2,946,448

Countrywide Asset Backed Certificates
FRB Ser. 06-BC1, Class 2A3, 0.477s, 2036		2,200,000	1,540,000
FRB Ser. 07-BC2, Class 2A3, 0.427s, 2037		10,794,000	4,749,360
FRB Ser. 07-3, Class 2A2, 0.357s, 2047		4,075,000	2,864,407
FRB Ser. 07-11, Class 2A2, 0.307s, 2047		5,985,000	4,967,550
FRB Ser. 07-1, Class 2A2, 0.287s, 2037		6,882,000	5,041,065

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)		134,710	13

G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.187s, 2037		417,000	323,175

GE Business Loan Trust 144A Ser. 04-2, Class D, 2.937s, 2032		336,323	63,901

Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2029		7,953,711	7,098,687
FRN Ser. 96-9, Class M1, 7.63s, 2027		1,643,000	1,663,800
Ser. 97-6, Class A9, 7.55s, 2029		421,264	446,342
Ser. 95-8, Class B1, 7.3s, 2026		284,587	283,483
Ser. 96-1, Class M1, 7s, 2027		1,873,129	1,974,981
Ser. 1997-5, Class M1, 6.95s, 2029		4,975,000	4,676,500
Ser. 99-2, Class A6, 6.92s, 2030		5,293,000	5,011,809
Ser. 99-3, Class A7, 6.74s, 2031		2,767,578	2,770,174
Ser. 99-2, Class A7, 6.44s, 2030		1,498,295	1,573,049
Ser. 99-1, Class A6, 6.37s, 2025		485,861	500,892

Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031		2,209,274	2,231,367

GSAA Home Equity Trust
FRB Ser. 05-8, Class A3, 0.617s, 2035		7,131,000	5,134,320
FRB Ser. 05-9, Class 2A3, 0.557s, 2035		8,000,000	5,780,000
FRB Ser. 05-6, Class A3, 0.557s, 2035		2,405,000	1,766,038
FRB Ser. 05-11, Class 3A4, 0.437s, 2035		1,444,440	1,191,663

JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-CW1, Class A4, 0.337s, 2036		3,190,800	2,281,422

Lehman ABS Manufactured Housing Contract Ser. 01-B, Class M1, 6.63s, 2028		5,900,000	5,546,000

Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.437s, 2032		4,257,734	3,874,538
FRB Ser. 02-A, Class M2, 2.437s, 2032		453,000	407,700

Mid-State Trust Ser. 11, Class B, 8.221s, 2038		383,899	379,256

New Century Home Equity Loan Trust Ser. 03-5, Class AI7, 5.15s, 2033		626,586	631,617

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.347s, 2036		761,410	370,664
FRB Ser. 06-2, Class A2C, 0.337s, 2036		1,017,000	554,415

Oakwood Mortgage Investors, Inc.
Ser. 02-B, Class A3, 6.06s, 2025		4,858,825	4,767,722
Ser. 02-C, Class A1, 5.41s, 2032		3,236,936	3,107,458

Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030		276,059	264,585

Residential Asset Mortgage Products, Inc. FRB Ser. 07-RZ1, Class A2, 0.347s, 2037		1,530,344	924,998

SG Mortgage Securities Trust FRB Ser. 06-OPT2, Class A3D, 0.397s, 2036		1,730,000	557,032

Soundview Home Equity Loan Trust FRB Ser. 06-OPT3, Class 2A3, 0.357s, 2036		724,562	542,261

Structured Asset Securities Corp. 144A Ser. 98-RF3, Class A, IO, 6.1s, 2028		1,117,860	167,757

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038		1,475,703	177,084

Vanderbilt Mortgage Finance Ser. 01-B, Class A5, 6.96s, 2031		2,767,000	2,897,633

Total asset-backed securities (cost $127,810,864)			$121,457,210

PURCHASED OPTIONS OUTSTANDING (3.9%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52	$17,914,396	$822,808

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36	17,914,396	692,391

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.36% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.36	17,914,396	691,496

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.52% versus the three month USD-LIBOR-BBA maturing August 1, 2022.	Jul-12/3.52	17,914,396	588,667

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51	7,165,758	324,895

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.51% versus the three month USD-LIBOR-BBA maturing July 30, 2022.	Jul-12/3.51	7,165,758	235,682

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.14% versus the three month USD-LIBOR-BBA maturing September 21, 2021.	Sep-11/3.14	36,976,670	799,436

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.14% versus the three month USD-LIBOR-BBA maturing September 21, 2021.	Sep-11/3.14	36,976,670	295,813

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17	43,824,202	1,080,267

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.17% versus the three month USD-LIBOR-BBA maturing October 21, 2021.	Oct-11/3.17	43,824,202	514,058

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21	50,294,883	1,402,221

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.21% versus the three month USD-LIBOR-BBA maturing November 23, 2021.	Nov-11/3.21	50,294,883	755,429

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375	17,914,396	839,469

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 3.5375% versus the three month USD-LIBOR-BBA maturing July 27, 2022.	Jul-12/3.5375	17,914,396	568,424

Option on an interest rate swap with Barclay's Bank PLC for the right to pay a fixed rate of 4.47% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.47	62,587,700	10,014

Option on an interest rate swap with Barclay's Bank PLC for the right to receive a fixed rate of 4.47% versus the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.47	62,587,700	7,499,258

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 3.855% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/3.855	44,173,635	1,818,629

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.355% versus the three month USD-LIBOR-BBA maturing December 6, 2041.	Dec-11/4.355	44,173,635	576,466

Option on an interest rate swap with Citibank, N.A. for the right to receive a fixed rate of 4.045% versus the three month USD-LIBOR-BBA maturing December 13, 2041.	Dec-11/4.045	9,565,864	581,318

Option on an interest rate swap with Citibank, N.A. for the right to pay a fixed rate of 4.045% versus the three month USD-LIBOR-BBA maturing December 13, 2041.	Dec-11/4.045	9,565,864	291,663

Option on an interest rate swap with Deutsche Bank AG for the right to receive a fixed rate of 4.0625% versus the three month USD-LIBOR-BBA maturing December 23, 2041.	Dec-11/4.0625	22,813,114	1,459,583

Option on an interest rate swap with Deutsche Bank AG for the right to pay a fixed rate of 4.0625% versus the three month USD-LIBOR-BBA maturing December 23, 2041.	Dec-11/4.0625	22,813,114	718,841

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99	50,409,950	2,307,263

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.99% versus the three month USD-LIBOR-BBA maturing September 29, 2041.	Sep-11/3.99	50,409,950	903,346

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325	38,581,487	2,140,115

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.0325% versus the three month USD-LIBOR-BBA maturing November 4, 2041.	Nov-11/4.0325	38,581,487	908,208

Option on an interest rate swap with Goldman Sachs International for the right to receive a fixed rate of 3.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/3.60	58,416,843	1,569,661

Option on an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 4.60% versus the three month USD-LIBOR-BBA maturing January 5, 2042.	Jan-12/4.60	58,416,843	553,208

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25, 2022.	Jul-12/3.54	25,184,158	1,183,655

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.54% versus the three month USD-LIBOR-BBA maturing July 25 2022.	Jul-12/3.54	25,184,158	792,042

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49	17,910,412	794,148

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 3.49% versus the three month USD-LIBOR-BBA maturing July 24, 2022.	Jul-12/3.49	17,910,412	591,760

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.555% versus the three month USD-LIBOR-BBA maturing August 5, 2041.	Aug-11/4.555	29,833,100	4,105,333

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.555% versus the three month USD-LIBOR-BBA maturing August 5, 2041.	Aug-11/4.555	29,833,100	—

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.585% versus the three month USD-LIBOR-BBA maturing August 8, 2041.	Aug-11/4.585	100,000,000	14,279,000

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to pay a fixed rate of 4.585% versus the three month USD-LIBOR-BBA maturing August 8, 2041.	Aug-11/4.585	100,000,000	—

Total purchased options outstanding (cost $46,982,874)			$52,694,567

MUNICIPAL BONDS AND NOTES (0.3%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34		$770,000	$937,167

IL State G.O. Bonds
4.421s, 1/1/15		410,000	426,990
4.071s, 1/1/14		1,220,000	1,273,887

North TX, Thruway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49		675,000	789,365

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40		845,000	839,786

Total municipal bonds and notes (cost $3,925,401)			$4,267,195

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s, 2041		$748,000	$799,558

Korea Development Bank sr. unsec. unsub. notes 4s, 2016		800,000	828,031

Total foreign government bonds and notes (cost $1,577,290)			$1,627,589

SENIOR LOANS (0.1%)(a)(c)
		Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B2, 3.23s, 2015		$334,037	$300,395

National Bedding Co., LLC bank term loan FRN Ser. B, 3 3/4s, 2013		149,981	148,856

Polypore, Inc. bank term loan FRN Ser. B, 2.19s, 2014		390,249	385,371

SunGard Data Systems, Inc. bank term loan FRN 1.936s, 2014		9,062	8,832

SunGard Data Systems, Inc. bank term loan FRN Ser. B, 3.853s, 2016		187,760	186,704

Total senior loans (cost $991,355)			$1,030,158

SHORT-TERM INVESTMENTS (35.5%)(a)
		Principal amount/shares	Value

Interest in $653,165,000 joint tri-party repurchase agreement dated July 29, 2011 with Deutsche Bank Securities, Inc. due August 1, 2011 - maturity value of $16,931,282 for an effective yield of 0.02% (collateralized by various Freddie Mac securities with coupon rates ranging from 6.00% to 7.00% and due dates ranging from March 1, 2039 to November 1, 2039, valued at $666,228,300)		$16,931,000	$16,931,000

Putnam Money Market Liquidity Fund 0.05%(e)		304,781,857	304,781,857

Straight-A Funding, LLC		9,250,000	9,247,657

Federal Home Loan Bank discount notes with an effective yield of 0.019%, August 10, 2011(SEGSF)		50,000,000	49,999,750

U.S. Treasury Bills with effective yields ranging from 0.043% to 0.091%, February 9, 2012(SEG)(SEGSF)		$1,344,000	1,343,436

U.S. Treasury Bills with an effective yield of 0.100%, December 1, 2011(SEGSF)		12,246,000	12,241,809

U.S. Treasury Bills with effective yields ranging from 0.079% to 0.094%, November 17, 2011(SEGSF)		15,494,000	15,489,888

U.S. Treasury Bills with an effective yield of 0.151%, October 20, 2011(SEG)(SEGSF)		13,097,000	13,089,418

U.S. Treasury Bills with effective yields ranging from 0.084% to 0.103%, August 25, 2011(SEG)(SEGSF)		56,837,000	56,829,498

Total short-term investments (cost $479,954,313)			$479,954,313

TOTAL INVESTMENTS

Total investments (cost $1,697,127,680)(b)			$1,764,089,728

FUTURES CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	630	$ 156,602,250	Jun-12	$(338,679)
U.S. Treasury Bond 30 yr (Short)	386	50,927,875	Sep-11	(1,533,921)
U.S. Treasury Bond 20 yr (Long)	1,303	166,946,875	Sep-11	4,884,969
U.S. Treasury Note 5 yr (Long)	570	69,223,828	Sep-11	1,107,745
U.S. Treasury Note 2 yr (Short)	878	193,091,407	Sep-11	(371,810)
U.S. Treasury Note 10 yr (Long)	9	1,131,188	Sep-11	40,085

Total				$3,788,389

WRITTEN OPTIONS OUTSTANDING at 7/31/11 (premiums received $121,571,324) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.	$153,193,000	Aug-11/4.7	$—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing August 8, 2021.	153,193,000	Aug-11/4.7	24,241,260
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	15,331,000	Aug-11/4.55	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	15,331,000	Aug-11/4.55	2,202,911
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.	23,047,000	Aug-11/4.475	—
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing August 19, 2021.	23,047,000	Aug-11/4.475	3,151,216
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing January 19, 2022.	72,092,340	Jan-12/4.72	64,162
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing January 19, 2022.	72,092,340	Jan-12/4.72	10,154,927
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.89% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	54,646,220	Jun-16/4.89	1,799,391
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.39% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	54,646,220	Jun-16/4.39	2,238,856
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	31,900,732	Sep-11/2.065	30,625
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 2.065% versus the three month USD-LIBOR-BBA maturing September 8, 2016.	31,900,732	Sep-11/2.065	586,654
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 2.47% versus the three month USD-LIBOR-BBA maturing October 11, 2016.	2,907,042	Oct-11/2.47	2,035
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 1.97% versus the three month USD-LIBOR-BBA maturing October 11, 2016.	2,907,042	Oct-11/1.97	40,321
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	2,355,211	Jul-14/4.34	133,712
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.34% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	2,355,211	Jul-14/4.34	161,951
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.	5,888,043	Jul-14/4.3725	327,004
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.3725% versus the three month USD-LIBOR-BBA maturing July 29, 2024.	5,888,043	Jul-14/4.3725	414,742
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	5,888,028	Jul-14/4.35	332,297
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.35% versus the three month USD-LIBOR-BBA maturing July 30, 2024.	5,888,028	Jul-14/4.35	407,622
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.	5,888,028	Jul-14/4.19	371,535
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.19% versus the three month USD-LIBOR-BBA maturing July 31, 2024.	5,888,028	Jul-14/4.19	371,535
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.	12,614,480	Feb-15/5.36	477,824
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing February 13, 2025.	12,614,480	Feb-15/5.36	1,471,378
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.	3,811,574	Jul-16/4.80	253,332
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing July 28, 2026.	3,811,574	Jul-16/4.80	295,462
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.	9,528,934	Jul-16/4.815	628,662
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing July 27, 2026.	9,528,934	Jul-16/4.815	744,772
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.	9,528,934	Jul-16/4.80	634,741
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing August 1, 2026.	9,528,934	Jul-16/4.80	738,407
Option on an interest rate swap with Barclay's Bank PLC for the obligation to receive a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.	9,528,934	Jul-16/4.67	691,801
Option on an interest rate swap with Barclay's Bank PLC for the obligation to pay a fixed rate of 4.67% versus the three month USD-LIBOR-BBA maturing August 2, 2026.	9,528,934	Jul-16/4.67	691,801
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 5.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	55,533,334	Jun-16/5.12	1,650,784
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.12% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	55,533,334	Jun-16/4.12	1,949,775
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	30,662,000	Aug-11/4.49	4,241,168
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	30,662,000	Aug-11/4.49	—
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	54,299,260	Jun-16/4.575	2,089,979
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.575% versus the three month USD-LIBOR-BBA maturing June 6, 2021.	54,299,260	Jun-16/4.575	2,458,670
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.	17,335,500	May-12/5.51	3,407,293
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing May 14, 2022.	17,335,500	May-12/5.51	20,456
Option on an interest rate swap with Goldman Sachs International for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing August 24, 2041.	108,707,964	Aug-11/4.29	82,618
Option on an interest rate swap with Goldman Sachs International for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing August 24, 2041.	108,707,964	Aug-11/4.29	9,503,250
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing January 17, 2022.	120,153,900	Jan-12/4.8	81,705
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing January 17, 2022.	120,153,900	Jan-12/4.8	17,777,971
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23 2024.	5,886,718	Jul-14/4.29	342,195
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.29% versus the three month USD-LIBOR-BBA maturing July 23 2024.	5,886,718	Jul-14/4.29	392,267
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.	8,277,423	Jul-14/4.36	461,888
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.36% versus the three month USD-LIBOR-BBA maturing July 24, 2024.	8,277,423	Jul-14/4.36	578,244
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.	32,662,920	Feb-15/5.27	1,298,514
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing February 12, 2025.	32,662,920	Feb-15/5.27	3,642,699
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.	128,896,500	Sep-15/4.04	6,720,664
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing September 11, 2025.	128,896,500	Sep-15/4.04	11,284,889
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.	31,254,600	Aug-15/4.375	4,083,726
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing August 10, 2045.	31,254,600	Aug-15/4.375	3,611,156
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.	31,254,600	Aug-15/4.46	3,818,374
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing August 7, 2045.	31,254,600	Aug-15/4.46	3,873,383
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.	6,998,859	Jun-16/4.815	466,054
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.815% versus the three month USD-LIBOR-BBA maturing June 10, 2026.	6,998,859	Jun-16/4.815	558,719
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.	9,526,815	Jul-14/4.74	650,481
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.74% versus the three month USD-LIBOR-BBA maturing July 22, 2026.	9,526,815	Jul-16/4.74	715,397
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.	13,395,829	Jul-16/4.79	894,239
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.79% versus the three month USD-LIBOR-BBA maturing July 26, 2026.	13,395,829	Jul-16/4.79	1,034,078

Total			$141,351,572

	INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty /		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America, N.A.
	$133,100,200		$(9,870)	7/8/13	3 month USD-LIBOR-BBA	0.68%	$280,370
	116,353,400		373,278	7/8/26	3.76%	3 month USD-LIBOR-BBA	(4,320,230)
	Barclays Bank PLC
	325,255,700		(67,457)	6/17/13	3 month USD-LIBOR-BBA	0.64%	497,503
	120,616,300		(247,319)	6/17/21	3 month USD-LIBOR-BBA	3.2%	3,376,581
	37,267,000		—	7/8/13	0.6775%	3 month USD-LIBOR-BBA	(79,305)
	245,814,000		—	7/12/13	3 month USD-LIBOR-BBA	0.7225%	725,551
	60,429,000		—	7/13/13	0.645%	3 month USD-LIBOR-BBA	(83,189)
	48,558,000		—	7/20/13	3 month USD-LIBOR-BBA	0.66%	75,067
	1,387,000		—	7/20/21	3 month USD-LIBOR-BBA	3.014%	13,339
	7,584,000		—	7/20/41	3.888%	3 month USD-LIBOR-BBA	(124,941)
	13,322,000		—	7/22/21	3.049%	3 month USD-LIBOR-BBA	(166,951)
	53,717,300		69,253	3/30/31	3 month USD-LIBOR-BBA	4.17%	4,947,942
	38,842,700		(95,190)	7/22/20	2.86%	3 month USD-LIBOR-BBA	(488,461)
	932,000		—	7/25/21	3 month USD-LIBOR-BBA	3.126%	17,775
	5,814,000		—	7/25/41	3 month USD-LIBOR-BBA	3.97%	180,888
	9,204,000		—	7/28/13	0.635%	3 month USD-LIBOR-BBA	(8,420)
	446,000		—	7/28/41	3.9675%	3 month USD-LIBOR-BBA	(13,533)
	3,476,000		—	7/29/41	3 month USD-LIBOR-BBA	3.983%	115,821
	20,320,000		—	8/1/21	3.06%	3 month USD-LIBOR-BBA	(248,717)
	5,075,000		—	8/2/41	3.8925%	3 month USD-LIBOR-BBA	—
	10,465,000		—	8/2/13	3 month USD-LIBOR-BBA	0.6425%	—
	17,113,000		—	8/2/21	3 month USD-LIBOR-BBA	3.0215%	—
	Citibank, N.A.
	2,279,200		(721)	6/28/19	3 month USD-LIBOR-BBA	3.04%	91,687
	209,983,300		30,621	10/14/14	1.05%	3 month USD-LIBOR-BBA	(1,406,995)
	843,882		—	7/27/21	3 month USD-LIBOR-BBA	3.06%	10,949
	337,553		—	7/28/21	3 month USD-LIBOR-BBA	3.04375%	3,850
	22,504,000		1,415,502	7/26/21	4.5475%	3 month USD-LIBOR-BBA	(1,879,746)
	45,008,000		2,832,128	7/26/21	4.52%	3 month USD-LIBOR-BBA	(3,647,026)
	Credit Suisse International
	139,434,600		35,872	5/27/21	3 month USD-LIBOR-BBA	3.21%	4,681,845
	48,991,100		112,306	3/14/41	4.36%	3 month USD-LIBOR-BBA	(5,693,182)
	56,900,000	(E)	—	3/21/13	1.15625%	3 month USD-LIBOR-BBA	(302,708)
	247,804,200		(50,698)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(10,627,756)
	Deutsche Bank AG
	120,272,300		183,027	7/18/21	3 month USD-LIBOR-BBA	3.04%	1,643,211
	14,703,000		—	7/21/21	3 month USD-LIBOR-BBA	3.057%	196,464
	9,760,000		—	7/27/13	0.6325%	3 month USD-LIBOR-BBA	(8,543)
	628,000		—	7/27/41	3 month USD-LIBOR-BBA	3.95%	17,090
	843,882		—	8/1/21	3 month USD-LIBOR-BBA	3.06375%	10,616
	271,704,300		47,904	12/31/14	1.91%	3 month USD-LIBOR-BBA	(8,633,939)
	129,589,900		193,303	5/13/21	3 month USD-LIBOR-BBA	3.28%	5,535,503
	65,705,512		1,120,279	7/21/21	3.55%	3 month USD-LIBOR-BBA	(2,662,986)
	Goldman Sachs International
	20,755,000		—	7/1/14	1.105%	3 month USD-LIBOR-BBA	(179,514)
	19,571,900		—	7/19/21	3 month USD-LIBOR-BBA	3.075%	297,587
	257,630,500		(109,518)	7/20/16	3 month USD-LIBOR-BBA	1.79%	2,145,572
	47,678,700		107,113	7/20/41	3.92%	3 month USD-LIBOR-BBA	(960,128)
	18,635,000		—	7/21/21	3.06125%	3 month USD-LIBOR-BBA	(255,921)
	2,271,000		—	7/21/41	3.935%	3 month USD-LIBOR-BBA	(56,880)
	13,460,000		—	7/21/13	3 month USD-LIBOR-BBA	0.665%	22,044
	34,317,000		—	7/25/13	3 month USD-LIBOR-BBA	0.65625%	48,050
	14,193,000		—	7/25/21	3 month USD-LIBOR-BBA	3.0675%	196,176
	85,000		—	7/25/41	3 month USD-LIBOR-BBA	3.9325%	2,056
	38,724,000		—	7/25/13	0.65625%	3 month USD-LIBOR-BBA	(54,221)
	60,622,400	(E)	—	3/19/13	1.09375%	3 month USD-LIBOR-BBA	(285,532)
	155,580,026		(2,598,186)	7/25/21	3 month USD-LIBOR-BBA	3.58%	6,701,994
	66,681,000		—	7/25/21	3 month USD-LIBOR-BBA	3.127%	1,277,739
	46,513,000		—	7/26/21	3.09125%	3 month USD-LIBOR-BBA	(738,495)
	113,182,000		—	7/26/13	3 month USD-LIBOR-BBA	0.63%	96,808
	14,653,000		—	7/26/41	3 month USD-LIBOR-BBA	3.93625%	363,021
	19,660,000		—	7/28/13	3 month USD-LIBOR-BBA	0.61875%	11,668
	4,456,000		—	7/28/41	3.935%	3 month USD-LIBOR-BBA	(108,503)
	28,041,000		—	8/1/21	3 month USD-LIBOR-BBA	3.0625%	349,391
	4,865,000		—	8/2/41	3.8725%	3 month USD-LIBOR-BBA	—
	5,837,000		—	8/2/41	3.81625%	3 month USD-LIBOR-BBA	—
	843,882		—	8/2/21	3 month USD-LIBOR-BBA	2.918%	—
	JPMorgan Chase Bank, N.A.
	39,029,100		123,645	3/11/26	4.12%	3 month USD-LIBOR-BBA	(3,736,436)
	113,700,000	(E)	—	3/21/13	1.1685%	3 month USD-LIBOR-BBA	(618,528)
	41,300,000	(E)	—	3/22/13	1.185%	3 month USD-LIBOR-BBA	(230,867)
	235,881,400		—	7/11/13	0.715%	3 month USD-LIBOR-BBA	(666,057)
	843,695		—	7/22/21	3 month USD-LIBOR-BBA	3.046%	10,353
	1,186,335		—	7/26/21	3 month USD-LIBOR-BBA	3.08%	17,647
	47,992,000		3,007,899	7/26/21	4.46%	3 month USD-LIBOR-BBA	(3,642,702)
	47,992,000		3,013,898	7/26/21	4.525%	3 month USD-LIBOR-BBA	(3,916,450)
	71,988,000		4,555,581	7/27/21	4.745%	3 month USD-LIBOR-BBA	(7,251,327)

	Total						$(29,136,031)
(E)	Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/11 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$18,119,191	$—	1/12/36	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	$129,037
6,809,269	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	59,108
7,120,910	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(74,846)
6,809,269	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	59,108
7,120,910	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(74,846)
7,145,241	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(75,102)
Barclays Bank PLC
6,115,223	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(64,276)
1,666,314	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(17,514)
15,075,818	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(200,725)
15,122,556	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	176,058
36,677,685	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	207,433
23,914,212	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	135,236
34,120,932	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(454,300)
22,045,476	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	210,744
16,352,259	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	161,419
93,353,892	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,242,951)
94,711,878	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	934,936
7,053,098	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(62,768)
1,349,351	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(11,867)
10,016,759	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	86,951
7,120,910	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(74,846)
16,354,460	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	141,966
69,212,472	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(727,477)
6,931,422	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(72,855)
15,580,769	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(163,766)
16,011,356	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(168,292)
15,527,824	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	180,776
7,739,510	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(81,348)
46,641,031	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	460,411
18,667,136	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(196,206)
23,528,937	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(247,308)
7,792,811	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	76,926
1,463,625	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	14,752
1,638,296	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	15,661
5,313,033	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	50,790
3,851,691	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	36,820
3,299,065	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	18,658
Citibank, N.A.
6,626,874	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	57,525
92,542	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(824)
15,875,053	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(160,011)
23,158,257	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	228,604
Credit Suisse International
18,679,508	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	188,278
40,490,339	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	395,383
17,967,420	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	177,546
7,120,910	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(74,846)
6,809,269	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	59,108
13,054,756	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	137,216
7,145,639	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	63,591
7,141,126	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(62,802)
Goldman Sachs International
9,108,689	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(95,739)
12,442,054	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	130,776
8,490,477	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	74,669
10,295,016	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	108,209
18,119,191	—	1/12/36	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(129,037)
4,945,850	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	42,933
10,888,887	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	114,451
54,043,007	177,329	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(240,865)
18,362,050	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(159,393)
18,086,588	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(157,002)
45,901,622	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	259,577
21,923,111	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic TRS Index 5.50% 30 year Fannie Mae pools	(191,296)

Total					$(88,452)

Key to holding's abbreviations
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2010 through July 31, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,353,404,567.
(b)	The aggregate identified cost on a tax basis is $1,725,911,470, resulting in gross unrealized appreciation and depreciation of $69,380,613 and $31,202,355, respectively, or net unrealized appreciation of $38,178,258.
(NON)	Non-income-producing security.
(SEG)	These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $231,920 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $608,218,003 and $684,333,607, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $784,852,634 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.
The dates shown on debt obligations are the original maturity dates.
IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
At close of the reporting period, the fund has deposited assets valued at $785,000 in a segregated account to cover margin requirements on open futures contracts.
Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $855,800,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $709,900,000 on total return swap contracts for the reporting period.
Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $9,083,988 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $153,425,426 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $145,725,417, which includes $3,579,000 of segregated cash.
TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$121,457,210	$—
Corporate bonds and notes	—	351,880,384	—
Foreign government bonds and notes	—	1,627,589	—
Mortgage-backed securities	—	507,105,926	339,599
Municipal bonds and notes	—	4,267,195	—
Purchased options outstanding	—	52,694,567	—
Senior loans	—	1,030,158	—
U.S. Government Agency Mortgage Obligations	—	233,739,638	—
U.S. Treasury Obligations	—	9,993,149	—
Short-term investments	304,781,857	175,172,456	—

Totals by level	$304,781,857	$1,458,968,272	$339,599

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$3,788,389	$—	$—
Written options	—	(141,351,572)	—
Interest rate swap contracts	—	(43,178,681)	—
Total return swap contracts	—	(265,781)	—

Totals by level	$3,788,389	$(184,796,034)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$100,435,796	$228,748,874

Total	$100,435,796	$228,748,874

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 29, 2011